Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 17
Entity Central Index Key	0000929523
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM Short Duration Multi-Sector Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	SDMAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class A	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the “Index”) during the reporting period: positioning in AAA collateralized loan obligations (CLOs) and mortgage-backed securities (MBS); yield curve positioning;
security selection in US high yield corporates, US investment-grade corporates, non-agency MBS, European bank loans, and US Treasuries;
overweights to the AAA non-agency commercial mortgage-backed securities (CMBS), emerging-markets high yield, AA and below non-agency
CMBS, and AA CLO sectors; duration positioning; and credit positioning in the cable & satellite, media & entertainment, telecom, health care &
pharmaceuticals, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, non-agency CMBS AA and below; and overweights to the US investment-grade corporate and US high yield corporate sectors.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	3.52%	2.24%	2.56%
Class A without sales charges	5.90%	2.70%	2.79%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Bloomberg US Government/Credit 1-3 Year Index	5.07%	1.84%	1.97%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 7,251,940,339
Holdings Count | Holding	1,612
Advisory Fees Paid, Amount	$ 17,395,920
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,251,940,339
Number of fund holdings	1,612
Total advisory fees paid for the year	$ 17,395,920
Portfolio turnover rate for the year	104%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	43.6
AA	23.6
A	5.6
BBB	9.7
BB	5.4
B	1.7
CCC	0.4
Not Rated	6.9
Cash/Cash Equivalents	3.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration Multi-Sector Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	SDMCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class C	$148	1.44%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the “Index”) during the reporting period: positioning in AAA collateralized loan obligations (CLOs) and mortgage-backed securities (MBS); yield curve positioning;
security selection in US high yield corporates, US investment-grade corporates, non-agency MBS, European bank loans, and US Treasuries;
overweights to the AAA non-agency commercial mortgage-backed securities (CMBS), emerging-markets high yield, AA and below non-agency
CMBS, and AA CLO sectors; duration positioning; and credit p os
itioning in the cable & satellite, media & entertainment, telecom, health care &
pharmaceuticals, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, non-agency CMBS AA and below; and overweights to the US investment-grade corporate and US high yield corporate sectors.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	3.92%	1.82%	1.95%
Class C without sales charges	4.92%	1.82%	1.95%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Bloomberg US Government/Credit 1-3 Year Index	5.07%	1.84%	1.97%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 7,251,940,339
Holdings Count | Holding	1,612
Advisory Fees Paid, Amount	$ 17,395,920
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,251,940,339
Number of fund holdings	1,612
Total advisory fees paid for the year	$ 17,395,920
Portfolio turnover rate for the year	104%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	43.6
AA	23.6
A	5.6
BBB	9.7
BB	5.4
B	1.7
CCC	0.4
Not Rated	6.9
Cash/Cash Equivalents	3.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration Multi-Sector Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond Fund
Class Name	Class Z
Trading Symbol	SDMZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class Z	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the “Index”) during the reporting period: positioning in AAA collateralized loan obligations (CLOs) and mortgage-backed securities (MBS); yield curve positioning;
security selection in US high yield corporates, US investment-grade corporates, non-agency MBS, European bank loans, and US Treasuries;
overweights to the AAA non-agency commercial mortgage-backed securities (CMBS), emerging-markets high yield, AA and below non-agency
CMBS, and AA CLO sectors; duration positioning; and credit positioning in the cable & satellite, media & entertainment, telecom, health care &
pharmaceuticals, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, non-agency CMBS AA and below;
and
overweights to the US investment-grade
corporate and US high yield corporate sectors.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.02%	2.94%	3.09%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Bloomberg US Government/Credit 1-3 Year Index	5.07%	1.84%	1.97%
*The Fund compares its performance against this broad-based index in response to regulatory require me
nts.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 7,251,940,339
Holdings Count | Holding	1,612
Advisory Fees Paid, Amount	$ 17,395,920
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,251,940,339
Number of fund holdings	1,612
Total advisory fees paid for the year	$ 17,395,920
Portfolio turnover rate for the year	104%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	43.6
AA	23.6
A	5.6
BBB	9.7
BB	5.4
B	1.7
CCC	0.4
Not Rated	6.9
Cash/Cash Equivalents	3.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration Multi-Sector Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond Fund
Class Name	Class R6
Trading Symbol	SDMQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund—Class R6	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the “Index”) during the reporting period: positioning in AAA collateralized loan obligations (CLOs) and mortgage-backed securities (MBS); yield curve positioning;
security selection in US high yield corporates, US investment-grade corporates, non-agency MBS, European bank loans, and US Treasuries;
overweights to the AAA non-agency commercial mortgage-backed securities (CMBS), emerging-markets high yield, AA and below non-agency
CMBS, and AA CLO sectors; duration positioning; and credit positioning in the cable & satellite, media & entertainment, telecom, health care &
pharmaceuticals, and banking sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield bonds, GBP high yield corporates, non-agency CMBS AA and below; and overweights to the US investment-grade corporate and US high yield corporate sect
o
rs.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	6.10%	3.01%	3.12%
Bloomberg US Aggregate Bond Index*	6.16%	-0.24%	1.90%
Bloomberg US Government/Credit 1-3 Year Index	5.07%	1.84%	1.97%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 7,251,940,339
Holdings Count | Holding	1,612
Advisory Fees Paid, Amount	$ 17,395,920
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,251,940,339
Number of fund holdings	1,612
Total advisory fees paid for the year	$ 17,395,920
Portfolio turnover rate for the year	104%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	43.6
AA	23.6
A	5.6
BBB	9.7
BB	5.4
B	1.7
CCC	0.4
Not Rated	6.9
Cash/Cash Equivalents	3.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Total Return Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class A
Trading Symbol	PDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyc licals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.99%	-0.37%	2.15%
Class A without sales charges	6.45%	0.29%	2.49%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,121,760,874
Holdings Count | Holding	3,403
Advisory Fees Paid, Amount	$ 186,359,424
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Total Return Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class C
Trading Symbol	PDBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class C	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as dem
a
nd for yield
remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Ye ar ( %)	Five Years (%)	Ten Years (%)
Class C with sales charges	4.76%	-0.42%	1.74%
Class C without sales charges	5.76%	-0.42%	1.74%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,121,760,874
Holdings Count | Holding	3,403
Advisory Fees Paid, Amount	$ 186,359,424
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Total Return Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class R
Trading Symbol	DTBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/ 3 1/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	6.17%	0.03%	2.22%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,121,760,874
Holdings Count | Holding	3,403
Advisory Fees Paid, Amount	$ 186,359,424
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Total Return Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class Z
Trading Symbol	PDBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class Z	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the repor ting
period: security selection in
emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.82%	0.56%	2.76%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,121,760,874
Holdings Count | Holding	3,403
Advisory Fees Paid, Amount	$ 186,359,424
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Total Return Bond Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class R2
Trading Symbol	PDBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R2	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection
in a
gency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	6.31%	0.17%	1.83% (12/27/2017)
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.71%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,121,760,874
Holdings Count | Holding	3,403
Advisory Fees Paid, Amount	$ 186,359,424
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Total Return Bond Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class R4
Trading Symbol	PDBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R4	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgage-backed securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals s ec
tors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	6.57%	0.40%	2.08% (12/27/2017)
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.71%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,121,760,874
Holdings Count | Holding	3,403
Advisory Fees Paid, Amount	$ 186,359,424
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Total Return Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class R6
Trading Symbol	PTRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R6	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened as demand for yield remained robust. The US Federal Reserve's easing cycle, which was paused in the first half of 2025, resumed with a 25-basis point interest rate cut in September and October, as Federal Open Market Committee members continued to assess the balance of risks to its dual mandate of promoting maximum employment and stable prices.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”): positioning in collateralized loan obligations (CLOs) AAA and US investment-grade corporates; overweights to the non-agency commercial mortgag
e
-backed
securities (CMBS) AAA, emerging-markets high yield, non-agency CMBS AA and below, European sovereign credit, CLO AAA, and asset-backed securities (ABS) sectors; security selection in agency and non-agency mortgage-backed securities, US Treasuries, US high yield corporates, non-agency CMBS AAA, European bank loans, UK bank loans, US sovereign credits, and US bank loans; yield curve positioning;
duration positioning; and credit positioning in the cable & satellite, media & entertainment, banking, retailers & restaurants, aerospace &
defense, technology, health care & pharmaceuticals, automotives, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in emerging-markets high yield and British pound sterling-denominated high yield corporates; an overweight in the US high yield corporate sector;
and credit positioning in midstream energy.
■
The Fund used futures, swaps, and options, as well as forward currency exchange contracts during the reporting period, to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. These positions had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	6.84%	0.65%	2.85%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 52,121,760,874
Holdings Count | Holding	3,403
Advisory Fees Paid, Amount	$ 186,359,424
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 52,121,760,874
Number of fund holdings	3,403
Total advisory fees paid for the year	$ 186,359,424
Portfolio turnover rate for the year	91%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	34.4
AA	32.8
A	8.0
BBB	12.4
BB	5.1
B	2.6
CCC	0.7
Not Rated	2.6
Cash/Cash Equivalents	1.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.